Consolidated schedule of investments
Nomura Balanced Fund
June 30, 2026 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.26%
Fannie Mae REMICs
Series 2016-36 VB 3.50% 6/25/29	402,945	$ 401,979
Series 2016-71 NB 3.00% 10/25/46	3,361,276	3,119,975

Freddie Mac REMICs Series 4616 HW 3.00% 6/15/45	1,712,951	1,635,551
Total Agency Collateralized Mortgage Obligations (cost $5,635,422)		5,157,505

Agency Commercial Mortgage-Backed Securities — 0.21%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K144 A2 2.45% 4/25/32 ♦	2,525,000	2,260,311
Series K150 A2 3.71% 9/25/32 ♦, •	1,110,000	1,058,892
Series K753 A2 4.40% 10/25/30 ♦	650,000	647,484
Series X3FX A2FX 3.00% 6/25/27 ♦	98,107	97,247
Total Agency Commercial Mortgage-Backed Securities (cost $4,118,649)		4,063,934

Agency Mortgage-Backed Securities — 7.47%
Fannie Mae 2.50% 11/1/27	624	617
Fannie Mae S.F. 15 yr
2.00% 8/1/36	1,957,189	1,785,282
2.50% 7/1/36	772,148	722,812
2.50% 8/1/36	1,783,784	1,669,811
3.00% 11/1/33	473,608	456,842
3.00% 9/1/37	1,070,768	1,013,985
Fannie Mae S.F. 30 yr
2.00% 6/1/50	832,629	672,800
2.00% 11/1/50	202,381	164,890
2.00% 12/1/50	56,375	45,890
2.00% 1/1/51	56,547	46,245
2.00% 2/1/51	150,531	122,858
2.00% 3/1/51	1,956,964	1,576,134
2.00% 4/1/51	21,755,499	17,555,239
2.00% 7/1/51	1,316,296	1,061,232
2.00% 8/1/51	78,897	64,203
2.00% 9/1/51	1,864,803	1,498,259
2.00% 1/1/52	194,742	159,038
2.50% 8/1/50	1,680,919	1,437,749
2.50% 3/1/51	621,862	524,716
2.50% 6/1/51	204,729	175,493
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
2.50% 8/1/51	379,964	$ 324,555
2.50% 11/1/51	502,352	429,848
2.50% 12/1/51	103,906	87,237
2.50% 1/1/52	141,736	119,194
2.50% 2/1/52	1,851,724	1,570,122
2.50% 4/1/52	1,681,735	1,427,065
3.00% 9/1/42	13,092	11,868
3.00% 12/1/51	2,427,378	2,140,642
3.00% 6/1/52	1,892,864	1,674,115
3.50% 6/1/52	8,985,312	8,176,836
3.50% 9/1/52	4,755,751	4,363,030
4.00% 6/1/52	1,182,421	1,109,896
5.00% 8/1/53	832,283	824,881
5.50% 9/1/54	427,015	429,350
5.50% 9/1/55	4,970,441	4,989,280
6.00% 9/1/55	7,947,864	8,131,584
6.50% 3/1/55	3,459,221	3,579,610
7.50% 5/1/31	40	41
Freddie Mac S.F. 15 yr
2.00% 8/1/36	3,955,133	3,606,144
2.00% 1/1/37	258,381	236,097
Freddie Mac S.F. 30 yr
2.00% 3/1/52	4,062,438	3,264,254
2.50% 7/1/50	232,371	197,913
2.50% 11/1/50	292,730	249,584
2.50% 10/1/51	372,151	317,813
2.50% 12/1/51	1,336,014	1,137,866
2.50% 1/1/52	8,760,592	7,462,610
2.50% 5/1/52	2,108,553	1,771,521
3.00% 1/1/52	6,160,275	5,375,429
4.00% 9/1/49	804,148	761,559
4.00% 8/1/52	3,399,045	3,193,336
4.50% 9/1/52	2,507,210	2,424,279
4.50% 10/1/52	2,179,850	2,105,689
5.00% 9/1/34	2	2
5.00% 7/1/52	1,658,614	1,660,796
5.00% 9/1/52	2,481,484	2,463,618
5.50% 9/1/52	1,184,624	1,206,134
5.50% 1/1/55	2,347,633	2,358,422
6.50% 8/1/54	1,001,991	1,036,863
GNMA I S.F. 30 yr
3.00% 3/15/45	17,500	15,635
3.00% 3/15/50	21,334	18,945
4.00% 1/15/41	3,257	3,109
4.00% 10/15/41	2,038	1,943
4.50% 6/15/40	2,377	2,342
5.00% 12/15/35	1,117	1,112
5.50% 10/15/42	94,826	98,457
GNMA II
3.25% 11/20/35	6,053	5,731
4.00% 8/20/31	2,788	2,749
NQ- IV017 [0626] 0826 (5831246)    1

Consolidated schedule of investments
Nomura Balanced Fund
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
4.00% 6/20/36	6,137	$ 5,884
GNMA II S.F. 30 yr
2.00% 10/20/50	5,904,145	4,853,532
2.00% 5/20/51	664,357	545,092
2.50% 7/20/51	6,296,200	5,384,636
3.00% 4/20/52	4,835,970	4,297,109
3.50% 9/20/55	3,650,629	3,280,170
4.00% 12/20/40	3,356	3,173
4.00% 12/20/44	2,509	2,409
4.00% 4/20/55	2,933,019	2,728,016
4.50% 8/20/55	2,852,330	2,741,276
5.00% 9/20/52	1,249,268	1,240,210
5.00% 12/20/54	2,604,692	2,573,766
5.50% 2/20/54	499,842	508,161
5.50% 2/20/55	3,186,652	3,205,059
6.00% 3/20/55	1,921,792	1,966,874
6.50% 4/20/55	1,487,718	1,541,711
Total Agency Mortgage-Backed Securities (cost $149,128,943)		146,000,279

Collateralized Loan Obligations — 0.59%
AGL CLO 17 Series 2022-17A AR 144A 4.622% (TSFR03M + 0.95%, Floor 0.95%) 1/21/35 #, •	950,000	949,543
AIMCO CLO 15 Series 2021-15A D1R 144A 6.43% (TSFR03M + 2.75%, Floor 2.75%) 4/17/38 #, •	290,000	291,310
Ballyrock CLO 18 Series 2021-18A C1R 144A 6.523% (TSFR03M + 2.85%, Floor 2.85%) 4/15/38 #, •	300,000	297,212
Canyon Capital CLO Series 2019-2A AR2 144A 4.683% (TSFR03M + 1.01%, Floor 1.01%) 10/15/34 #, •	500,000	499,866
Canyon CLO Series 2020-2A AR2 144A 4.703% (TSFR03M + 1.03%, Floor 1.03%) 10/15/34 #, •	700,000	700,071
	Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)
CIFC Funding Series 2025-1A D1 144A 6.166% (TSFR03M + 2.50%, Floor 2.50%) 4/23/38 #, •	350,000	$ 348,276
Dryden 109 CLO Series 2022-109A DR 144A 6.373% (TSFR03M + 2.70%, Floor 2.70%) 4/15/38 #, •	350,000	348,934
Elmwood CLO 22 Series 2023-1A D1R 144A 6.48% (TSFR03M + 2.80%, Floor 2.80%) 4/17/38 #, •	290,000	292,221
Madison Park Funding XXVII Series 2018-27A D1R 144A 6.525% (TSFR03M + 2.85%, Floor 2.85%) 4/20/38 #, •	350,000	342,074
Magnetite LI Series 2025-51A A1 144A 4.867% (TSFR03M + 1.20%, Floor 1.20%) 10/25/38 #, •	4,750,000	4,755,662
Magnetite XlV Series 2025-45A D1 144A 6.173% (TSFR03M + 2.50%, Floor 2.50%) 4/15/38 #, •	290,000	289,484
Oaktree CLO Series 2020-1A D1RR 144A 6.273% (TSFR03M + 2.60%, Floor 2.60%) 1/15/38 #, •	300,000	299,651
OHA Credit Partners VII Series 2012-7A D1R4 144A 6.142% (TSFR03M + 2.50%, Floor 2.50%) 2/20/38 #, •	350,000	349,366
TCW CLO Series 2019-2A D1R2 144A 6.675% (TSFR03M + 3.00%, Floor 3.00%) 1/20/38 #, •	350,000	341,354

2    NQ- IV017 [0626] 0826 (5831246)

	Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)
Zais CLO 16 Series 2020-16A A1R2 144A 4.805% (TSFR03M + 1.13%, Floor 1.13%) 10/20/34 #, •	1,450,000	$ 1,449,864
Total Collateralized Loan Obligations (cost $11,570,000)		11,554,888

Convertible Bond — 0.01%
New Cotai PIK 5.00% exercise price $0.40, maturity date 2/2/27 =, >>, π	423,781	286,993
Total Convertible Bond (cost $421,936)		286,993

Corporate Bonds — 8.82%
Banking — 2.32%
Banco Santander 4.867% 4/15/31	1,000,000	994,584
Bank of America
1.734% 7/22/27 μ	2,050,000	2,046,904
5.518% 10/25/35 μ	1,813,000	1,822,062
6.204% 11/10/28 μ	2,921,000	2,982,828
6.25% 7/26/30 μ, ψ	745,000	754,356
6.625% 5/1/30 μ, ψ	438,000	451,781

Barclays 7.625% 3/15/35 μ, ψ	200,000	209,147
BPCE 144A 6.347% 1/13/47 #, μ	210,000	206,436
Citibank 4.846% 6/18/32 μ	795,000	794,607
Citigroup
6.75% 2/15/30 μ, ψ	451,000	457,507
7.00% 8/15/34 μ, ψ	397,000	414,262

Credit Agricole 144A 5.186% 8/1/32 #, μ	645,000	648,223
Deutsche Bank
5.297% 5/9/31 μ	490,000	495,237
6.819% 11/20/29 μ	517,000	540,878
7.146% 7/13/27 μ	420,000	420,346

Goldman Sachs Bank USA 4.656% 6/3/29 μ	715,000	715,555
Goldman Sachs Group
4.369% 10/21/31 μ	265,000	259,235
4.972% 6/3/32 μ	940,000	939,661
5.049% 7/23/30 μ	2,580,000	2,595,549
5.065% 1/21/37 μ	1,405,000	1,372,285
5.094% 4/20/34 μ	520,000	518,061
		Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Goldman Sachs Group
5.218% 4/23/31 μ		854,000	$ 862,662
5.387% 2/2/41 μ		1,230,000	1,198,608
6.484% 10/24/29 μ		2,437,000	2,528,260

HSBC Holdings 4.711% 5/12/30 μ		745,000	741,935
JPMorgan Chase & Co.
1.47% 9/22/27 μ		2,870,000	2,851,007
4.622% 4/23/32 μ		1,075,000	1,062,831
5.103% 4/22/31 μ		728,000	736,349
5.193% 2/5/37 μ		1,745,000	1,716,859
5.571% 4/22/28 μ		705,000	710,976
6.10% 7/1/31 μ, ψ		785,000	795,178
6.254% 10/23/34 μ		1,156,000	1,237,694

Mitsubishi UFJ Financial Group 4.847% 4/21/32 μ		410,000	408,162
Morgan Stanley
0.495% 10/26/29 μ	EUR	125,000	134,375
4.809% 4/16/32 μ		775,000	769,138
5.296% 4/10/37 μ		655,000	651,992
6.296% 10/18/28 μ		881,000	899,857
6.407% 11/1/29 μ		808,000	836,568
6.627% 11/1/34 μ		153,000	166,094

Nordea Bank 144A 6.75% 11/10/33 #, μ, ψ		420,000	424,515
Popular 7.25% 3/13/28		803,000	827,814
Royal Bank of Canada 6.50% 11/24/85 μ		645,000	638,359
UBS Group
144A 6.875% 6/5/32 #, μ, ψ		890,000	892,850
144A 7.00% 2/10/30 #, μ, ψ		875,000	893,295
Wells Fargo & Co.
4.844% 5/20/32 μ		835,000	832,356
4.96% 1/23/37 μ		408,000	398,472
5.15% 4/23/31 μ		56,000	56,598
6.491% 10/23/34 μ		2,185,000	2,359,194
			45,271,502
Basic Industry — 0.53%
Anglo American Capital 144A 5.25% 3/19/36 #		1,640,000	1,623,542
AngloGold Ashanti Holdings 6.50% 4/15/40		20,000	20,982
Celanese US Holdings
6.50% 4/15/30		72,000	73,427
NQ- IV017 [0626] 0826 (5831246)    3

Consolidated schedule of investments
Nomura Balanced Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Celanese US Holdings
6.75% 4/15/33	606,000	$ 617,654

Cleveland-Cliffs 144A 7.00% 3/15/32 #	1,287,000	1,278,435
Ecolab
5.15% 6/15/33	1,025,000	1,039,469
5.35% 6/15/36	1,045,000	1,063,419

LYB International Finance III 5.875% 1/15/36	1,415,000	1,419,403
Novelis 144A 4.75% 1/30/30 #	839,000	812,032
Olin 144A 6.625% 4/1/33 #	1,358,000	1,342,611
Standard Industries
144A 3.375% 1/15/31 #	110,000	99,075
144A 4.375% 7/15/30 #	913,000	867,798
		10,257,847
Brokerage — 0.22%
Brookfield Asset Management 4.653% 11/15/30	815,000	804,616
Charles Schwab 5.493% 5/21/37 μ	535,000	542,423
Jefferies Financial Group
5.125% 4/28/31	515,000	508,521
6.20% 4/14/34	455,000	465,839

KKR & Co. 5.10% 8/7/35	1,401,000	1,355,787
TPG Operating Group II 4.875% 5/15/31	515,000	508,242
		4,185,428
Capital Goods — 0.43%
Boeing
6.259% 5/1/27	985,000	998,245
6.388% 5/1/31	205,000	217,875
6.858% 5/1/54	2,112,000	2,375,388

Cyprium 144A 6.125% 4/15/31 #	1,354,000	1,357,326
Honeywell Aerospace 144A 4.95% 3/16/36 #	965,000	950,627
Mauser Packaging Solutions Holding 144A 7.875% 4/15/30 #	834,000	853,061
Republic Services 5.00% 7/15/36	1,035,000	1,027,901
RTX 4.625% 11/16/48	345,000	299,471
TransDigm 144A 6.125% 7/31/34 #	270,000	269,990
		8,349,884
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications — 0.97%
AT&T
5.55% 11/1/45	445,000	$ 418,421
5.70% 11/1/54	15,000	13,954
6.00% 4/30/56	1,490,000	1,441,003
6.30% 1/15/38	407,000	427,492

Charter Communications Operating 3.85% 4/1/61	115,000	67,593
Meta Platforms
5.625% 11/15/55	765,000	693,680
6.30% 5/15/56	910,000	906,436

Orange 144A 5.00% 1/13/36 #	1,095,000	1,070,083
Rogers Communications
5.30% 2/15/34	1,421,000	1,409,137
7.125% 4/15/55 μ	728,000	748,288
SoftBank
144A 4.699% 7/9/30 #	910,000	899,650
144A 5.332% 7/9/35 #	1,095,000	1,081,967
Space Exploration Technologies
144A 5.35% 7/15/31 #	1,515,000	1,511,443
144A 5.65% 7/15/33 #	1,890,000	1,879,279
144A 5.875% 7/15/36 #	1,225,000	1,209,484

Sprint Capital 6.875% 11/15/28	936,000	980,733
Time Warner Cable
6.55% 5/1/37	715,000	709,136
7.30% 7/1/38	275,000	282,973
T-Mobile USA
3.75% 4/15/27	157,000	156,213
3.875% 4/15/30	2,280,000	2,209,755
5.875% 11/15/55	375,000	365,427

Verizon Communications 6.20% 5/14/56 μ	510,000	515,788
		18,997,935
Consumer Cyclical — 0.43%
Amazon.com
4.10% 11/20/30	525,000	516,132
4.875% 3/13/36	465,000	457,922
5.80% 3/13/56	515,000	512,074

Carnival 144A 4.00% 8/1/28 #	502,000	492,961
Ford Motor Credit 6.80% 5/12/28	585,000	601,936
General Motors Financial
2.35% 2/26/27	825,000	814,003
5.10% 9/15/31	595,000	596,283

4    NQ- IV017 [0626] 0826 (5831246)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)

Gildan Activewear 144A 4.70% 10/7/30 #	1,435,000	$ 1,408,614
Royal Caribbean Cruises 4.75% 5/15/33	780,000	759,503
VICI Properties
4.95% 2/15/30	2,009,000	2,003,962
5.625% 4/1/35	309,000	309,264
		8,472,654
Consumer Non-Cyclical — 0.57%
Abbott Laboratories
4.30% 3/15/33	655,000	635,506
4.65% 3/15/36	1,330,000	1,291,940

Amgen 4.85% 2/19/36	665,000	651,733
Bunge Limited Finance 4.20% 9/17/29	793,000	783,719
CVS Health 5.05% 3/25/48	551,000	486,988
Gilead Sciences 4.60% 5/20/31	660,000	658,057
HCA 5.30% 5/15/36	613,000	609,190
JBS 144A 5.625% 3/10/37 #	660,000	657,660
Medline Borrower
144A 5.00% 6/15/31 #	985,000	980,852
144A 5.25% 6/15/33 #	580,000	576,908
Merck & Co.
3.85% 3/15/29	365,000	360,601
5.20% 5/22/36	800,000	810,227
New York and Presbyterian Hospital
2.256% 8/1/40	66,000	46,457
2.606% 8/1/60	43,000	23,549
4.063% 8/1/56	3,000	2,347
Novartis Capital
4.40% 3/18/31	515,000	511,350
4.90% 3/18/36	890,000	884,832
5.70% 3/18/56	365,000	372,205

NYU Langone Hospitals 3.38% 7/1/55	39,000	26,490
Pfizer 4.20% 11/15/30	335,000	330,770
Philip Morris International 4.875% 4/29/36	520,000	509,265
		11,210,646
Electric — 0.48%
American Electric Power 6.05% 3/15/56 μ	535,000	532,157
Black Hills 4.55% 1/31/31	445,000	438,433
Chpe
144A 5.10% 6/30/33 #	505,000	503,818
144A 5.35% 6/30/36 #	580,000	578,397
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Dominion Energy
6.20% 2/15/56 μ	390,000	$ 391,364
Series A 6.875% 2/1/55 μ	620,000	640,938

Duke Energy Carolinas 5.15% 6/15/36	605,000	605,851
National Grid 5.405% 6/9/36	960,000	956,270
NextEra Energy Capital Holdings
5.55% 3/15/54	56,000	53,145
6.50% 8/15/55 μ	37,000	37,991
NRG Energy
144A 4.734% 10/15/30 #	720,000	711,599
144A 5.407% 10/15/35 #	575,000	565,507
144A 6.00% 1/15/36 #	190,000	189,502
144A 6.25% 11/1/34 #	105,000	106,361
Pacific Gas & Electric
3.30% 8/1/40	5,000	3,752
6.00% 5/1/56	847,000	810,894

San Diego Gas & Electric 5.20% 3/15/36	265,000	263,844
Union Electric 4.80% 3/15/36	295,000	287,119
Vistra Operations
144A 4.70% 1/31/31 #	435,000	426,912
144A 5.35% 1/31/36 #	750,000	735,344
144A 5.55% 4/30/36 #	385,000	383,253
144A 6.00% 4/15/34 #	74,000	76,264
		9,298,715
Energy — 0.61%
Crescent Energy Finance 144A 7.375% 1/15/33 #	75,000	74,591
El Paso Natural Gas 8.375% 6/15/32	19,000	22,168
Enbridge
5.55% 6/20/35	573,000	582,984
5.70% 3/8/33	880,000	908,980
Energy Transfer
6.30% 1/15/56	1,365,000	1,370,448
6.50% 2/15/56 μ	1,027,000	1,036,127
6.75% 2/15/56 μ	1,120,000	1,144,588
Hilcorp Energy I
144A 6.00% 2/1/31 #	47,000	45,553
144A 6.25% 4/15/32 #	1,304,000	1,263,049

NQ- IV017 [0626] 0826 (5831246)    5

Consolidated schedule of investments
Nomura Balanced Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)

NGL Energy Operating 144A 8.375% 2/15/32 #	589,000	$ 613,439
Rio Grande LNG 144A 5.25% 6/30/31 #	425,000	425,038
Schlumberger Investment
4.80% 5/7/33	180,000	179,075
5.15% 5/7/36	520,000	517,877

Tennessee Gas Pipeline 8.375% 6/15/32	19,000	22,095
USA Compression Partners 144A 7.125% 3/15/29 #	814,000	834,186
Valero Energy 5.15% 3/10/36	1,970,000	1,939,941
Western Midstream Operating
5.50% 12/15/35	425,000	420,694
5.70% 7/1/36	535,000	536,165
		11,936,998
Finance Companies — 0.63%
Aercap Funding DAC 4.875% 7/7/31	1,005,000	1,000,466
American Tower Trust #1 144A 3.652% 3/15/48 #	2,000,000	1,963,859
Apollo Debt Solutions 6.70% 7/29/31	597,000	608,858
Avolon Holdings Funding
144A 4.85% 4/1/33 #	630,000	610,021
144A 5.375% 5/30/30 #	171,000	172,771
Blackstone Private Credit Fund
5.05% 9/10/30	445,000	426,027
5.35% 3/12/31	390,000	375,138
5.60% 11/22/29	1,134,000	1,119,190
Blue Owl Credit Income
5.80% 3/15/30	352,000	343,216
6.60% 9/15/29	1,414,000	1,423,728

OneMain Finance 7.125% 9/15/32	1,175,000	1,196,250
PennyMac Financial Services 144A 6.875% 5/15/32 #	1,193,000	1,168,533
SMBC Aviation Capital Finance DAC 144A 5.25% 11/26/35 #	840,000	826,567
Sumisho Air Lease
4.125% 12/15/26 μ, ψ	36,000	35,271
144A 4.85% 3/24/31 #	415,000	410,778
5.20% 7/15/31	13,000	13,070
144A 5.50% 3/24/36 #	200,000	199,323
8.256% 9/15/26 μ, ψ	130,000	131,070

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Finance Companies (continued)

UWM Holdings 144A 6.25% 3/15/31 #	392,000	$ 349,665
		12,373,801
Healthcare — 0.08%
DaVita
144A 3.75% 2/15/31 #	46,000	42,642
144A 4.625% 6/1/30 #	42,000	40,714
144A 6.75% 7/15/33 #	636,000	656,634

Global Medical Response 144A 7.375% 10/1/32 #	815,000	845,074
		1,585,064
Insurance — 0.12%
Athene Holding 6.875% 6/28/55 μ	545,000	523,574
Howden UK Refinance 144A 7.25% 2/15/31 #	1,063,000	1,030,503
New York Life Global Funding 144A 5.45% 9/18/26 #	183,000	183,530
Teachers Insurance & Annuity Association of America
144A 6.05% 6/15/56 #	138,000	139,357
144A 6.85% 12/16/39 #	418,000	462,906
		2,339,870
Leisure — 0.01%
Muvico PIK 144A 15.00% 2/19/29 #, «	75,000	82,015
		82,015
Media — 0.18%
CCO Holdings
144A 4.25% 1/15/34 #	847,000	717,840
144A 6.375% 9/1/29 #	807,000	806,642

Directv Financing 144A 10.00% 2/15/31 #	100,000	103,836
iHeartCommunications 144A 9.125% 5/1/29 #	125,000	121,398
Midcontinent Communications 144A 8.00% 8/15/32 #	1,255,000	1,101,261
Sirius XM Radio 144A 4.125% 7/1/30 #	756,000	712,053
		3,563,030
Real Estate Investment Trusts — 0.01%
Extra Space Storage 4.90% 2/1/32	230,000	229,191
		229,191
Retail — 0.10%
Bath & Body Works 6.875% 11/1/35	1,311,000	1,343,359

6    NQ- IV017 [0626] 0826 (5831246)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Retail (continued)
Magnera 144A 7.25% 11/15/31 #	653,000	$ 638,024
		1,981,383
Services — 0.10%
Gaia Purchaser 144A 7.625% 7/15/33 #	25,000	25,302
Herc Holdings
144A 7.00% 6/15/30 #	250,000	259,063
144A 7.25% 6/15/33 #	182,000	189,873

Hertz 144A 12.625% 7/15/29 #	30,000	24,443
Neptune Bidco US 144A 9.29% 4/15/29 #	55,000	56,134
QXO Building Products 144A 6.75% 4/30/32 #	279,000	288,258
Resideo Funding 144A 6.50% 7/15/32 #	1,162,000	1,169,260
		2,012,333
Technology — 0.91%
Beacon Point 144A 6.129% 11/30/42 #	895,000	903,047
CoStar Group 144A 2.80% 7/15/30 #	2,650,000	2,385,017
Dell International
4.75% 7/15/31	525,000	521,954
5.25% 2/15/37	855,000	842,032

Entegris 144A 4.75% 4/15/29 #	692,000	684,246
Foundry JV Holdco
144A 6.10% 1/25/36 #	595,000	627,929
144A 6.15% 1/25/32 #	440,000	461,833
Leidos
5.00% 3/15/36	920,000	886,472
5.40% 3/15/32	51,000	51,674
NVIDIA
4.50% 6/15/31	520,000	518,273
4.95% 6/15/36	725,000	718,923
5.55% 6/15/46	600,000	595,899
5.625% 6/15/56	1,125,000	1,117,482
Oracle
4.70% 9/27/34	225,000	206,246
5.70% 2/4/36	990,000	959,118
5.875% 9/26/45	1,475,000	1,292,022
6.00% 8/3/55	225,000	191,720
6.70% 2/4/56	205,000	193,067

QTS Fayetteville I Dc1-2 144A 5.70% 4/15/36 #	435,000	413,753
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)

TSMC Global 144A 1.75% 4/23/28 #	4,400,000	$ 4,200,795
		17,771,502
Telecommunications — 0.04%
Iliad Holding 144A 8.50% 4/15/31 #	785,000	832,120
		832,120
Transportation — 0.08%
FedEx 3.25% 5/15/41	700,000	549,472
Fedex Freight Holding
144A 4.95% 3/15/33 #	595,000	583,161
144A 5.25% 3/15/36 #	465,000	453,086
		1,585,719
Total Corporate Bonds (cost $173,577,161)		172,337,637

Municipal Bonds — 0.06%
Municipal Electric Authority of Georgia (Build America Bonds Plant Vogtle Units 3 & 4 Project) 6.655% 4/1/57	64,000	68,777
Wisconsin Public Finance Authority Revenue (Georgia SR 400 Express Lanes Project) 6.50% 12/31/65 (AMT)	1,005,000	1,125,138
Total Municipal Bonds (cost $1,102,221)		1,193,915

Non-Agency Asset-Backed Securities — 0.99%
CyrusOne Data Centers Issuer I Series 2024-2A A2 144A 4.50% 5/20/49 #	2,945,000	2,851,853
Diamond Infrastructure Funding Series 2021-1A A 144A 1.76% 4/15/49 #	375,000	369,120
Domino's Pizza Master Issuer Series 2021-1A A2I 144A 2.662% 4/25/51 #	316,063	300,258
FirstKey Homes Trust
Series 2021-SFR1 B 144A 1.788% 8/17/38 #	130,000	129,449
Series 2021-SFR2 D 144A 2.058% 9/17/38 #	120,000	119,131

NQ- IV017 [0626] 0826 (5831246)    7

Consolidated schedule of investments
Nomura Balanced Fund
	Principalamount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Ford Credit Auto Owner Trust Series 2024-B A3 5.10% 4/15/29	899,004	$ 904,015
Ford Credit Floorplan Master Owner Trust Series 2024-1 A1 144A 5.29% 4/15/29 #	270,000	272,160
GMF Floorplan Owner Revolving Trust Series 2024-1A A1 144A 5.13% 3/15/29 #	2,500,000	2,513,911
Hyundai Auto Lease Securitization Trust Series 2024-C A3 144A 4.62% 4/17/28 #	1,300,000	1,301,769
Mercedes-Benz Auto Lease Trust Series 2026-A A2A 3.83% 7/17/28	100,000	99,621
Nissan Master Owner Trust Receivables Series 2024-B A 144A 5.05% 2/15/29 #	3,000,000	3,012,508
Porsche Innovative Lease Owner Trust Series 2024-1A A3 144A 4.67% 11/22/27 #	848,562	849,693
Santander Drive Auto Receivables Trust
Series 2025-1 D 5.43% 3/17/31	550,000	554,937
Series 2025-4 D 4.95% 1/15/32	600,000	596,988

Toyota Auto Receivables Owner Trust Series 2024-B A3 5.33% 1/16/29	1,180,120	1,187,703
Verizon Master Trust Series 2024-3 A1A 5.34% 4/22/30	2,700,000	2,722,862
Volkswagen Auto Lease Trust Series 2024-A A3 5.21% 6/21/27	1,269,481	1,271,447
Yamaha Motor Master Trust II Series 2026-A A1 144A 4.43% 4/15/31 #	200,000	198,705
Total Non-Agency Asset-Backed Securities (cost $19,186,982)		19,256,130

	Principalamount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations — 1.10%
Connecticut Avenue Securities Trust
Series 2022-R01 1M2 144A 5.528% (SOFR + 1.90%) 12/25/41 #, •	1,750,000	$ 1,754,269
Series 2023-R08 1M1 144A 5.128% (SOFR + 1.50%) 10/25/43 #, •	677,978	678,388
Series 2025-R04 1M2 144A 5.128% (SOFR + 1.50%) 5/25/45 #, •	1,025,000	1,028,293
Series 2025-R05 2M2 144A 5.228% (SOFR + 1.60%) 7/25/45 #, •	480,000	481,179
Series 2026-R01 2M2 144A 4.978% (SOFR + 1.35%) 1/25/46 #, •	1,740,000	1,735,481
Series 2026-R02 1M2 144A 5.128% (SOFR + 1.50%) 2/25/46 #, •	900,000	903,790
Series 2026-R03 2M2 144A 5.178% (SOFR + 1.55%) 4/25/46 #, •	700,000	702,481
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-HQA2 M2 144A 5.678% (SOFR + 2.05%) 12/25/33 #, •	3,080,191	3,127,562
Series 2023-HQA3 A1 144A 5.478% (SOFR + 1.85%) 11/25/43 #, •	933,824	938,370
Series 2025-DNA2 M2 144A 5.128% (SOFR + 1.50%) 5/25/45 #, •	375,000	375,327
Series 2025-DNA3 M2 144A 5.128% (SOFR + 1.50%) 9/25/45 #, •	530,000	531,772
Series 2025-DNA4 M2 144A 5.178% (SOFR + 1.55%) 10/25/45 #, •	3,000,000	3,006,661
Series 2026-DNA2 B1 144A 5.728% (SOFR + 2.10%) 3/25/46 #, •	1,630,000	1,654,138
Series 2026-DNA2 M2 144A 5.228% (SOFR + 1.60%) 3/25/46 #, •	810,000	811,904
Series 2026-HQA1 M2 144A 5.128% (SOFR + 1.50%) 5/25/46 #, •	390,000	389,951

PRPM Series 2024-RPL1 A1 144A 4.20% 12/25/64 #, ~	2,722,935	2,678,324

8    NQ- IV017 [0626] 0826 (5831246)

	Principalamount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)

Structured Agency Credit Risk Series 2026-DNA1 M2 144A 4.928% (SOFR + 1.30%) 2/25/46 #, •	710,000	$ 709,570
Total Non-Agency Collateralized Mortgage Obligations (cost $21,239,144)		21,507,460

Non-Agency Commercial Mortgage-Backed Securities — 3.03%
1301 Trust Series 2025-1301 A 144A 5.227% 8/11/42 #, •	1,220,000	1,218,529
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	180,000	177,792
Series 2019-BN20 A3 3.011% 9/15/62	170,000	160,356
Series 2019-BN23 A3 2.92% 12/15/52	230,000	216,016
Series 2020-BN26 A4 2.403% 3/15/63	220,000	201,068
Series 2020-BN29 A4 1.997% 11/15/53	145,000	127,885
Series 2021-BN32 A5 2.643% 4/15/54 •	7,310,000	6,608,263
Series 2021-BN36 A5 2.47% 9/15/64	7,696,000	6,817,276
Series 2022-BNK39 B 3.346% 2/15/55 •	588,000	512,986
Series 2022-BNK39 C 3.377% 2/15/55 •	432,000	366,716
Series 2022-BNK40 A4 3.502% 3/15/64 •	8,150,000	7,544,387
Series 2022-BNK40 B 3.502% 3/15/64 •	1,120,000	973,928
Benchmark Mortgage Trust
Series 2020-B17 A5 2.289% 3/15/53	495,000	444,938
Series 2021-B25 A5 2.577% 4/15/54	135,000	120,750
Series 2022-B32 A5 3.002% 1/15/55 •	9,130,000	8,093,916
Series 2022-B32 B 3.202% 1/15/55 •	2,345,000	1,954,200
Series 2022-B32 C 3.57% 1/15/55 •	1,346,000	1,018,741
Series 2022-B33 A5 3.458% 3/15/55 •	8,325,000	7,683,919
Series 2022-B33 B 3.734% 3/15/55 •	500,000	430,759
	Principalamount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust
Series 2022-B33 C 3.734% 3/15/55 •	500,000	$ 394,863
Series 2022-B34 A5 3.786% 4/15/55 •	165,000	152,428
Series 2022-B35 A5 4.59% 5/15/55 •	330,000	318,664

BFLD Commercial Mortgage Trust Series 2025-660F A 144A 5.125% (TSFR01M + 1.50%, Floor 1.50%) 11/15/42 #, •	1,890,000	1,894,134
BMO Mortgage Trust Series 2022-C1 A5 3.374% 2/15/55 •	4,500,000	4,140,698
CD Mortgage Trust Series 2016-CD2 A3 3.248% 11/10/49	44,337	44,169
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.839% 12/10/54	270,000	268,856
GS Mortgage Securities Trust
Series 2017-GS5 A4 3.674% 3/10/50	190,000	188,361
Series 2019-GC39 A4 3.567% 5/10/52	195,000	186,467
Series 2019-GC42 A4 3.001% 9/10/52	145,000	136,738

Hudson Yards Mortgage Trust Series 2026-10HY B 144A 5.328% 12/10/39 #, •	500,000	501,877
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 A5 3.914% 1/15/49	9,469	9,347
LBTY Commercial Mortgage Trust Series 2026-225L A 144A 4.746% 2/10/43 #, •	2,350,000	2,309,070
NQ- IV017 [0626] 0826 (5831246)    9

Consolidated schedule of investments
Nomura Balanced Fund
	Principalamount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

LEX Trust Series 2026-450 A 144A 4.975% (TSFR01M + 1.35%, Floor 1.35%) 3/15/43 #, •	2,600,000	$ 2,604,062
MAD Commercial Mortgage Trust Series 2025-11MD A 144A 4.912% 10/15/42 #, •	750,000	743,395
Morgan Stanley Capital I Trust
Series 2019-L3 A4 3.127% 11/15/52	110,000	104,017
Series 2020-HR8 A4 2.041% 7/15/53	180,000	162,277

NYC Trust Series 2026-9W57 B 144A 5.353% 6/6/40 #, •	375,000	373,337
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 A3 2.652% 8/15/49	32,827	32,769
Total Non-Agency Commercial Mortgage-Backed Securities (cost $65,103,363)		59,237,954

US Treasury Obligations — 4.18%
US Treasury Bond 1.875% 11/15/51	3,260,000	1,792,236
US Treasury Notes
3.875% 8/31/32	19,075,000	18,667,048
4.125% 5/31/31	10,710,000	10,672,348
4.375% 5/15/36	50,725,000	50,459,485
Total US Treasury Obligations (cost $81,365,636)		81,591,117
	Number of shares
Common Stocks — 60.38%♣
Communication Services — 5.16%
Alphabet Class A	135,134	48,292,838
Alphabet Class C	93,780	33,135,287
Meta Platforms Class A	23,998	13,517,834
Netflix †	81,088	5,789,683
		100,735,642
Consumer Discretionary — 3.26%
Amazon.com †	153,506	36,586,620
AutoZone †	6,691	21,384,035
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Consumer Discretionary (continued)
Booking Holdings	30,752	$ 5,481,236
Studio City International Holdings ADR †	88,220	161,443
		63,613,334
Consumer Staples — 1.38%
Costco Wholesale	28,932	27,065,018
		27,065,018
Energy — 0.74%
Westmoreland Coal =, †, π	146	109
Williams	194,873	14,486,859
		14,486,968
Financials — 9.78%
Ally Financial	400,297	18,393,647
American Express	55,404	18,740,403
Aon Class A	45,186	14,987,744
Blackstone	108,371	12,752,015
Cboe Global Markets	70,213	17,038,589
CME Group	50,723	11,201,160
JPMorgan Chase & Co.	77,879	25,492,133
Mastercard Class A	48,463	24,890,597
MNSN Holdings =, †	1,315	104,105
Morgan Stanley	107,265	22,422,676
New Cotai =, †, π	318,315	0
PNC Financial Services Group	101,739	25,050,176
		191,073,245
Healthcare — 4.45%
AbbVie	43,661	10,986,854
Danaher	71,190	13,560,271
Eli Lilly & Co.	9,435	11,316,622
Gilead Sciences	162,027	20,470,491
Humana	20,584	8,176,377
Thermo Fisher Scientific	25,768	12,919,045
Vertex Pharmaceuticals †	19,214	9,544,170
		86,973,830
Industrials — 10.75%
Airbus ADR	431,063	23,967,103
BAE Systems ADR	177,917	17,426,970
Carrier Global	296,489	21,747,468
Caterpillar	11,240	11,969,476
Cummins	44,772	31,931,838
Eaton	71,034	30,269,008
Ferguson Enterprises	70,690	16,776,858
Howmet Aerospace	157,747	42,411,858
Parker-Hannifin	13,779	13,477,516
		209,978,095

10    NQ- IV017 [0626] 0826 (5831246)

	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology — 21.84%
Advanced Micro Devices †	63,314	$ 36,779,736
Apple	226,559	65,557,112
Applied Materials	61,181	44,233,863
Broadcom	69,273	26,167,876
Microsoft	111,267	41,504,816
NVIDIA	389,071	77,849,216
Seagate Technology Holdings	43,590	42,064,350
ServiceNow †	144,785	14,374,255
Taiwan Semiconductor Manufacturing ADR	133,824	63,910,328
Texas Instruments	47,806	14,249,534
		426,691,086
Materials — 1.25%
Crown Holdings	123,044	13,758,780
Vulcan Materials	36,065	10,639,536
		24,398,316
Utilities — 1.77%
Entergy	196,239	22,540,011
NextEra Energy	138,022	12,114,191
		34,654,202
Total Common Stocks (cost $727,097,044)		1,179,669,736

Preferred Stock — 0.04%♣
Financials — 0.04%
SVB Financial Trust 11/7/32 †	1,500	690,000
Total Preferred Stock (cost $672,647)		690,000

Exchange-Traded Funds — 11.14%
iShares Core US Aggregate Bond ETF	606,237	60,005,338
iShares US Treasury Bond ETF	2,387,898	54,396,317
Vanguard Russell 1000 Growth ETF	686,889	87,791,283
Vanguard S&P 500 ETF	22,569	15,500,615
Total Exchange-Traded Funds (cost $213,053,513)		217,693,553

Short-Term Investments — 1.15%
Money Market Mutual Funds — 1.15%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	5,609,021	5,609,021
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	5,609,021	$ 5,609,021
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	5,609,021	5,609,021
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.56%)	5,609,020	5,609,020
Total Short-Term Investments (cost $22,436,083)		22,436,083

Total Value of Securities—99.43% (cost $1,495,708,744)		1,942,677,184
Receivables and Other Assets Net of Liabilities—0.57%★		11,143,330
Net Assets Applicable to 71,674,350 Shares Outstanding—100.00%		$1,953,820,514
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
NQ- IV017 [0626] 0826 (5831246)    11

Consolidated schedule of investments
Nomura Balanced Fund
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2026, the aggregate value of Rule 144A securities was $113,390,105, which represents 5.80% of the Fund’s net assets.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
>>	PIK. 100% of the income received was in the form of principal.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2026. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
«	PIK. The first payment of cash and/or principal will be made after June 30, 2026.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at June 30, 2026.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
★	Includes $2,030,983 cash collateral held at broker for futures contracts as of June 30, 2026.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2026, the aggregate value of restricted securities was $287,102, which represented 0.01% of the Fund’s net assets. See table below for additional details on restricted securities.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
New Cotai	9/29/20	$2,791,169	$0
New Cotai PIK	2/7/22	421,937	286,993
Westmoreland Coal	3/15/19	109	109
Total		$3,213,215	$287,102

 The following futures contracts were outstanding at June 30, 2026:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Long Contracts:
US Treasury 2 yr Notes
517	$106,570,664	$106,571,889	9/30/26	$—	$(1,225)	$(60,587)
US Treasury 10 yr Notes
119	13,076,985	13,062,808	9/21/26	14,177	—	(35,328)
US Treasury Long Bonds
374	42,449,000	41,403,502	9/21/26	1,045,498	—	(245,437)
US Treasury Ultra Bonds
205	23,812,031	23,319,579	9/21/26	492,452	—	(153,750)
				184,357,778		1,552,127	(1,225)	(495,102)
12    NQ- IV017 [0626] 0826 (5831246)

Futures Contracts Exchange-Traded
Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Short Contracts:
US Treasury 5 yr Notes
(428)	$(45,816,065)	$(45,656,220)	9/30/26	$—	$(159,845)	$80,250
US Treasury 10 yr Ultra Notes
(657)	(73,891,969)	(73,247,088)	9/21/26	—	(644,881)	116,633
				(118,903,308)		—	(804,726)	196,883
Total Futures Contracts		$65,454,470		$1,552,127	$(805,951)	$(298,219)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
AMT – Subject to Alternative Minimum Tax
CD – Certificate of Deposit
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
GNMA – Government National Mortgage Association
GS – Goldman Sachs
LNG – Liquefied Natural Gas
PIK – Payment-in-kind
REMIC – Real Estate Mortgage Investment Conduit
S&P – Standard & Poor’s Financial Services LLC
Summary of abbreviations: (continued)
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TSFR01M – 1 Month Term Secured Overnight Financing Rate
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
yr – Year
Summary of currencies:
EUR – European Monetary Unit

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